Trade and Other Receivables and Prepayments - Schedule of Trade and Other Receivables and Prepayments (Details) - ZAR (R) R in Thousands	Feb. 28, 2025	Feb. 29, 2024
Schedule of Trade and Other Receivables and Prepayments [Abstract]
Trade amounts due from related parties	R 369
Trade receivables	672,370	554,107
Expected credit loss provision	(210,906)	(165,240)
Total trade receivables	461,833	388,867
Other receivables
Non-trade amounts due from related parties	173
Deposits	24,631	500,646
Sundry debtors	38,661	24,656
Finance lease receivables	12,888	17,326
Total other receivables	538,186	931,495
Prepayments	63,726	55,778
Other taxes	7,178	16,956
Total trade and other receivables and prepayments	609,090	1,004,229
Non-current	11,629	18,831
Current	597,461	985,398
Total trade and other receivables and prepayments	R 609,090	R 1,004,229